UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03877

Z-Seven Fund, Inc.
(Exact name of registrant as specified in charter)

1819 S. Dobson Road, Suite 207, Mesa, AZ 85202-5656
(Address of principal executive offices)–(Zip code)

Barry Ziskin, 1819 S. Dobson Road, Suite 207, Mesa, AZ 85202-5656
(Name and address of agent for service)

Registrant’s telephone number, including area code: 480-897-6214

Date of fiscal year end:   12/31

Date of reporting period:   9/30/2005

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments

Investment Securities (a)	Shares	Value

Common Stocks:

Biotechnology – 10.1%
Techne Corp. (b)	18,400	$1,048,432

Building & Materials – 8.8%
Barratt Developments PLC	69,100	918,816

Computer Sales & Services – 2.6%
TIS, Inc.	13,300	276,619

Confection – 3.7%
Lindt & Sprungli AG	230	386,534

Electronic Components – 4.4%
Dialight PLC	70,084	454,359

Health & Fitness Products – 19.9%
Balchem Corporation	25,800	710,790
National Dentex Corporation (b)	12,150	249,075
Novartis AG	3,960	200,969
UCB	11,052	583,698
United Guardian, Inc.	40,400	331,280

		2,075,812

Information & Research Services – 8.6%
Factset Research, Inc.	21,000	740,040
Forrester Research (b)	7,600	158,232

		898,272

Investment Managers – 10.6%
Brewin Dolphin PLC	89,500	207,029
Rathbone Brothers PLC	58,000	896,816

		1,103,845

Manufacturing – Auto & Industrial – 4.7%
Stattec Security Corporation (b)	133	6,896
VT Holding A/S (Class B)	9,400	482,615

		489,511

Other – 2.3%
Abbeycrest PLC	10,000	5,028
Ballantyne of Omaha, Inc. (b)	50,505	232,323

		237,351

Total Common Stocks – 75.7%
(Cost $4,414,088)		$7,889,551

Investment Securities (a)	Shares	Value

Options:
Nasdaq Mini 100 Index Puts	140	$63,000
Russell Mini 2000 Index Puts	525	168,000

Total Options – 2.2%
(Cost $318,675)		$231,000

Total Investment in Securities – 77.9%
(Cost $4,732,763)		$8,120,551

Cash, Receivables and Other Assets less Liabilities – 22.1%		$2,306,385

Net Assets – 100%
(Equivalent to $5.64 per share based on 1,847,633
shares of capital stock outstanding)		$10,426,936

(a)    Percentages based on net assets of $10,426,936
(b)    Non-income producing investment

Common Stocks by Country
44.1%	United States	$3,477,068
31.5%	United Kingdom	2,482,048
7.4%	Switzerland	587,503
7.4%	Belgium	583,698
6.1%	Denmark	482,615
3.5%	Japan	276,619

100.0%		$7,889,551

Item 2.   Controls and Procedures

        (a)    Based upon an evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

        (b)    There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits

        The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as 99.302Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Z-Seven Fund, Inc.

By (Signature and Title)   /s/   Barry Ziskin, President

Date   October 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated and on the dates indicated.

By (Signature and Title)   /s/   Barry Ziskin, President

Date   October 26, 2005